Financial Instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Financial assets
Cash and cash equivalents	€ 3,991	€ 3,317	€ 5,016
Fair value [member]
Financial assets
Cash and cash equivalents	3,991	3,317	5,016
Held-to-maturity investments		163	152
Loans and receivables		463	304
Available-for-sale financial assets		564	655
Amortised cost	632
Fair value through other comprehensive income	288
Financial assets	5,499	4,762	6,526
Financial liabilities
Preference shares			(125)
Bank loans and overdrafts	(1,131)	(995)	(829)
Bonds and other loans	(27,842)	(23,368)	(19,031)
Finance lease creditors	(151)	(147)	(153)
Derivatives	(542)	(421)	(253)
Other financial liabilities	(390)	(177)
Financial liabilities	(30,056)	(25,108)	(20,391)
Fair value [member] | Derivatives [member]
Financial assets
Financial assets at fair value through profit or loss	209	116	293
Fair value [member] | Other [member]
Financial assets
Financial assets at fair value through profit or loss	379	139	106
Carrying amount [member]
Financial assets
Cash and cash equivalents	3,991	3,317	5,016
Held-to-maturity investments		163	152
Loans and receivables		463	304
Available-for-sale financial assets		564	655
Amortised cost	632
Fair value through other comprehensive income	288
Financial assets	5,499	4,762	6,526
Financial liabilities
Preference shares			(68)
Bank loans and overdrafts	(1,128)	(992)	(825)
Bonds and other loans	(27,426)	(22,709)	(18,353)
Finance lease creditors	(135)	(131)	(134)
Derivatives	(542)	(421)	(253)
Other financial liabilities	(390)	(177)
Financial liabilities	(29,621)	(24,430)	(19,633)
Carrying amount [member] | Derivatives [member]
Financial assets
Financial assets at fair value through profit or loss	209	116	293
Carrying amount [member] | Other [member]
Financial assets
Financial assets at fair value through profit or loss	€ 379	€ 139	€ 106